                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                   Supplement dated September 28, 2005 to the
            Statement of Additional Information dated April 29, 2005
                 as supplemented July 1, 2005 and August 5, 2005


The changes listed below are effective as of September 30, 2005.

The following information is added to the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM SELECT EQUITY FUND" on page G-2 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                               AIM SELECT EQUITY FUND
------------------------------------------------------------ ---------------------------------------------------------
Derek S. Izuel(2)                                                                        None
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Izuel began serving as portfolio manager on AIM Select Equity Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information is added to the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM SELECT EQUITY FUND" on page G-9 of the Statement of Additional Information:

                                          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                           CATEGORY
-------------------------------------- -------------------------------------------------------------------------------
                                               AIM SELECT EQUITY FUND
-------------------------------------- -------------------------------------------------------------------------------
Derek S. Izuel(4)                      4 Registered Mutual Funds with $907,287,574 in total assets under management

                                       5 Unregistered Pooled Investment Vehicles with $875,006,394 in total assets under management
-------------------------------------- -------------------------------------------------------------------------------

(4) Mr. Izuel began serving as portfolio manager on AIM Select Equity Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."